CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (10K) (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Promissory Notes Receivable and Accrued Interest [Member]	Accumulated (Deficit) [Member]
Balance at Dec. 31, 2012	$ 1,851,287	$ 0	$ 10,075	$ 51,336,931	$ (985,287)	$ (48,510,432)
Balance (in shares) at Dec. 31, 2012		65	10,074,448
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock and warrants in a private placement, net of offering costs of $4,379 (in shares)		0	3,750,000
Issuance of common stock and warrants in a private placement, net of offering costs of $4,379	1,495,621	0	3,750	1,491,871	0	0
Issuance of common stock and warrants in a private placement, net of offering costs of $2,175 (in shares)		0	825,000
Issuance of common stock and warrants in a private placement, net of offering costs of $2,175	327,825	0	825	327,000	0	0
Issuance of common stock for principle and interest due on convertible note (in shares)		0	3,072,648
Issuance of common stock for principle and interest due on convertible note	918,330	0	3,073	915,257	0	0
Issuance of common stock for services and wages (in shares)		0	423,750
Issuance of common stock for services and wages	178,250	0	424	177,826	0	0
Issuance of common stock - 725,274 shares for cashless exercise of warrants to purchase 1,571,428 shares (in shares)		0	725,274
Issuance of common stock - 725,274 shares for cashless exercise of warrants to purchase 1,571,428 shares	0	0	725	(725)	0	0
Issuance of common stock - vesting of restricted stock (in shares)		0	300
Issuance of common stock - vesting of restricted stock	0	0	0	0	0	0
Redemption of Series A preferred stock (in shares)		(65)
Redemption of Series A preferred stock	1,864	0	0	(992,430)	994,294	0
Offering costs adjustment - Series A preferred stock sale in 2011	8,000	0	0	8,000	0	0
Cancellation of warrants issued for services	(48,776)	0	0	(48,776)	0	0
Accrued interest on promissory notes for issuance of common stock	0	0	0	9,007	(9,007)	0
Accrued dividends on Series A preferred stock	0	0	0	30,236	0	(30,236)
Share-based compensation of employees	15,648	0	0	15,648	0	0
Share-based compensation of non-employees	66,282	0	0	66,282	0	0
Net (loss)	(3,080,914)	0	0	0	0	(3,080,914)
Balance at Dec. 31, 2013	1,733,417	0	18,872	53,336,127	0	(51,621,582)
Balance (in shares) at Dec. 31, 2013		0	18,871,420
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock and warrants in a private placement (in shares)		0	1,250,000
Issuance of common stock and warrants in a private placement	500,000	0	1,250	498,750	0	0
Issuance of common stock and warrants in a private placement (in shares)		0	275,000
Issuance of common stock and warrants in a private placement	110,000	0	275	109,725	0	0
Issuance of common stock for principle and interest due on convertible note (in shares)		0	911,690
Issuance of common stock for principle and interest due on convertible note	319,092	0	912	318,180	0	0
Loss on conversion of convertible note settled with common stock	(234,042)	0	0	(234,042)	0	0
Issuance of common stock for principle due on convertible notes (in shares)		0	232,408
Issuance of common stock for principle due on convertible notes	265,000	0	232	264,768	0	0
Issuance of common stock for services and wages (in shares)		0	67,500
Issuance of common stock for services and wages	64,350	0	67	64,283	0	0
Issuance of common stock - 725,274 shares for cashless exercise of warrants to purchase 1,571,428 shares (in shares)	3,000,000
Cancellation of common stock issued for services (in shares)		0	(150,000)
Cancellation of common stock issued for services	(87,000)	0	(150)	(86,850)	0	0
Issuance of common stock for exercise of warrant (in shares)		0	3,000,000
Issuance of common stock for exercise of warrant	1,800,000	0	3,000	1,797,000
Warrants issued for services	72,771	0	0	72,771	0	0
Offering costs adjustment - Series A preferred stock sale in 2011	0
Share-based compensation of employees	27,667	0	0	27,667	0	0
Share-based compensation of non-employees	121,503	0	0	121,503	0	0
Net (loss)	(1,938,837)	0	0	0	0	(1,938,837)
Balance at Dec. 31, 2014	$ 2,753,921	$ 0	$ 24,458	$ 56,289,882	$ 0	$ (53,560,419)
Balance (in shares) at Dec. 31, 2014		0	24,458,018